Schedule of Movement of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Credit Loss [Abstract]
Balance at beginning of the period/ year	$ 3,758	$ 21,410
Reversal of expected credit loss	(80)	(17,592)
Foreign exchange difference	(26)	(60)
Balance at end of the period/ year	$ 3,652	$ 3,758